SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             11/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        17
                                               -------------

Form 13F Information Table Value Total:        $103,630
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   -----------------------------

      3               28-7474                  Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   -----------------------------

      4               28-5717                   Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   -----------------------------


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Erie Indty Co                     Cl a           29530P102   1,056     25,355 sh     SHARED-OTHER     1,2,4          25,355
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Erie Indty Co                     Cl a           29530P102     214      5,145 sh     SHARED-OTHER     1,3             5,145
-----------------------------------------------------------------------------------------------------------------------------------
First Un Real Est Eq&Mtg Invs     Sh Ben Int     337400105   7,569  3,409,569 sh     SHARED-OTHER     1,2,4       3,409,569
-----------------------------------------------------------------------------------------------------------------------------------
First Un Real Est Eq&Mtg Invs     Sh Ben Int     337400105   5,398  2,431,664 sh     SHARED-OTHER     1,3         2,431,664
-----------------------------------------------------------------------------------------------------------------------------------
Hallwood Rlty Partners L P        deposit ut new 40636T203  21,811    247,994 sh     SHARED-OTHER     1,2,4         247,994
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Pkg Corp                 Common         453077109   9,996    452,304 sh     SHARED-OTHER     1,2,4         452,304
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Pkg Corp                 Common         453077109   2,514    113,739 sh     SHARED-OTHER     1,3           113,739
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc kans            Common         49455P101  12,265    345,973 sh     SHARED-OTHER     1,2,4         345,973
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc kans            Common         49455P101   2,340     66,000 sh     SHARED-OTHER     1,3            66,000
-----------------------------------------------------------------------------------------------------------------------------------
Pre Paid Legal Svcs Inc           Common         740065107  17,119    861,095 sh     SHARED-OTHER     1,2,4         861,095
-----------------------------------------------------------------------------------------------------------------------------------
Pre Paid Legal Svcs Inc           Common         740065107   2,895    145,605 sh     SHARED-OTHER     1,3           145,605
-----------------------------------------------------------------------------------------------------------------------------------
Smartforce Pub Ltd Co             Sponsored ADR  83170A206  12,646  3,832,112 sh     SHARED-OTHER     1,2,4       3,832,112
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Smartforce Pub Ltd Co             Sponsored ADR  83170A206   2,377    720,427 sh     SHARED-OTHER     1,3           720,427
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Valveclick Inc                    Common         92046n102   4,394  2,015,637 sh     SHARED-OTHER     1,2,4       2,015,637
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Valveclick Inc                    Common         92046n102     868    397,966 sh     SHARED-OTHER     1,3           397,966
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Vornado Operating Co              Common         92904N103      92    224,505 sh     SHARED-OTHER     1,2,4         224,505
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Vornado Operating Co              Common         92904N104      76    185,420 SH     SHARED-OTHER     1,3           185,420
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CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
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